UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4563
Oppenheimer Limited-Term Government Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.
Oppenheimer Limited-Term Government Fund Management Commentaries and Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Portfolio Allocation

Mortgage-Backed Obligations:
Government Agency Bonds	53.9%
Non-Agency	7.8
Cash Equivalents	23.1
U.S. Government Obligations	10.9
Other Bonds	4.3
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the market value of invested assets. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

Agency	71.7%	0.6%	72.3%
AAA	25.0	0.2	25.2
AA	0.3	—	0.3
BBB	0.2	—	0.2
BB	0.2	—	0.2
B	1.1	—	1.1
CCC	0.7	—	0.7
Total	99.2%	0.8%	100.0%
Percentages are as of March 31, 2010, are subject to change and are dollar-weighted based on the total market value of investments. The Fund’s investment adviser, OppenheimerFunds, Inc. (“OFI”), determines the “Credit Allocation” of the Fund’s assets using ratings by “Nationally Recognized Statistical Rating Organizations” (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”). If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities rated only by an NRSRO other than S&P, OFI converts that rating to the equivalent S&P credit rating. OFI may use its own credit analysis to assign ratings to securities not rated by an NRSRO using rating denominations similar to those of S&P. Securities issued or guaranteed by the U.S. government or an agency or instrumentality thereof are assigned a credit rating equal to the sovereign credit rating assigned to the U.S. by S&P. A similar process is used for securities issued or guaranteed by a foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned the Fund’s S&P rating, which is currently AAA. More information about securities ratings is contained in the Fund’s Statement of Additional Information. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.
10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,031.70	$3.55
Class B	1,000.00	1,027.90	7.36
Class C	1,000.00	1,027.90	7.36
Class N	1,000.00	1,030.40	4.82
Class Y	1,000.00	1,033.00	2.28

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.44	3.53
Class B	1,000.00	1,017.70	7.32
Class C	1,000.00	1,017.70	7.32
Class N	1,000.00	1,020.19	4.80
Class Y	1,000.00	1,022.69	2.27
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.70%
Class B	1.45
Class C	1.45
Class N	0.95
Class Y	0.45
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—4.5%
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile
Receivables Nts., Series 2010-1, Cl. A2, 0.98%, 1/15/13	$1,860,000	$1,860,627
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 0.726%, 5/25/34[1]	6,830,731	5,691,316
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates,
Series 2006-A16, Cl. A16, 4.72%, 5/15/13	10,325,000	10,617,631
Capital Auto Receivables Asset Trust 2008-2, Automobile Asset-Backed
Securities, Series 2008-2, Cl. A2A, 3.74%, 3/15/11	183,402	183,635
Capital One Multi-Asset Execution Trust, Credit Card Asset-Backed
Certificates, Series 2009-A2, Cl. A2, 3.20%, 6/15/11	5,060,000	5,191,720
CIT Equipment Collateral, Asset-Backed Certificates, Series 2009-VT1,
Cl. A2, 2.20%, 10/15/10[2]	5,664,329	5,682,778
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13	5,846,346	5,926,144
Series 2010-A, Cl. A2, 0.81%, 3/25/15	5,350,000	5,350,000
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[1]	6,515,405	4,892,495
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[1]	1,423,656	1,164,437
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 0.366%, 6/25/47[1]	3,940,000	3,237,324
DT Auto Owner Trust, Automobile Receivables Nts., Series 2009-1,
Cl. A1, 2.98%, 10/15/15	3,837,785	3,855,083
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 0.336%, 7/25/36[1]	3,111,141	2,986,649
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 0.356%, 7/7/36[1]	1,181,716	1,040,449
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A, 1.04%, 3/15/13[2]	3,985,000	3,986,211
Ford Credit Auto Owner Trust, Automobile Receivables Nts.,
Series 2009-B, Cl. A2, 2.10%, 11/15/1[1]	7,531,812	7,563,542
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.50%, 1/20/35[1]	2,164,114	1,918,353
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.35%, 3/20/36[1]	1,146,554	1,133,231
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts., Series 2007-1,
Cl. A4, 0.29%, 12/15/13[1]	5,085,000	5,054,329
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	1,969,034	1,819,143
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.346%, 7/25/36[1]	174,784	174,019

Total Asset-Backed Securities (Cost $83,703,808)		79,329,116
F1 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations—64.4%
Government Agency—56.2%
FHLMC/FNMA/FHLB/Sponsored—53.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	$385,725	$404,270
5%, 8/15/33	14,639,372	15,219,266
6%, 5/15/18-10/15/29	18,355,692	19,909,102
6.50%, 4/15/18-4/1/34	9,263,869	10,127,348
6.50%, 5/25/29[3]	350,516	386,942
7%, 8/15/16-10/1/37	4,889,680	5,452,578
7.50%, 2/15/32-4/25/36	9,533,802	10,888,033
8%, 4/1/16	1,300,846	1,426,993
8.50%, 3/15/31	266,856	314,968
9%, 8/1/22-5/1/25	375,029	422,151
10%, 8/16/21	54,379	62,244
11%, 12/15/20	93,808	107,359
11.50%, 6/15/20-12/3/20	162,251	179,416
11.75%, 1/15/16-4/15/19	7,019	7,779
12%, 6/15/15	10,904	11,326
12.50%, 7/15/19	43,192	50,406
13%, 8/15/15	58,528	68,586
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.90%, 6/15/21[1]	12,930	12,930
Series 151, Cl. F, 9%, 5/15/21	51,741	57,457
Series 1695, Cl. F, 3.156%, 3/15/24[1]	3,300,335	3,319,491
Series 2006-11, Cl. PS, 23.664%, 3/25/36[1]	2,231,183	2,800,521
Series 2035, Cl. PC, 6.95%, 3/15/28	2,049,350	2,162,385
Series 2084, Cl. ZC, 6.50%, 8/15/28	1,238,696	1,309,754
Series 2122, Cl. FD, 0.58%, 2/15/29[1]	1,675,557	1,676,788
Series 2132, Cl. FN, 1.129%, 3/15/29[1]	2,679,398	2,699,325
Series 2148, Cl. ZA, 6%, 4/15/29	3,568,438	3,841,352
Series 2195, Cl. LH, 6.50%, 10/15/29	4,142,162	4,503,207
Series 2220, Cl. PD, 8%, 3/15/30	495,305	556,256
Series 2281, Cl. Z, 6.50%, 2/15/31	6,241,897	6,789,335
Series 2319, Cl. BZ, 6.50%, 5/15/31	9,392,619	10,164,054
Series 2326, Cl. ZP, 6.50%, 6/15/31	2,050,876	2,240,840
Series 2344, Cl. FP, 1.18%, 8/15/31[1]	1,481,742	1,506,998
Series 2368, Cl. TG, 6%, 10/15/16	403,716	433,665
Series 2392, Cl. FB, 0.83%, 1/15/29[1]	507,613	510,082
Series 2396, Cl. FE, 0.83%, 12/15/31[1]	630,189	633,486
Series 2401, Cl. FA, 0.88%, 7/15/29[1]	651,475	655,199
Series 2435, Cl. EQ, 6%, 5/15/31	539,700	542,196
Series 2464, Cl. FI, 1.23%, 2/15/32[1]	1,196,995	1,216,807
Series 2470, Cl. LF, 1.23%, 2/15/32[1]	1,224,629	1,248,935
Series 2471, Cl. FD, 1.23%, 3/15/32[1]	2,085,797	2,124,808
Series 2481, Cl. AF, 0.78%, 3/15/32[1]	1,218,298	1,220,582
Series 2500, Cl. FD, 0.73%, 3/15/32[1]	1,089,634	1,092,546
F2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2504, Cl. FP, 0.73%, 3/15/32[1]	$2,371,538	$2,372,694
Series 2526, Cl. FE, 0.63%, 6/15/29[1]	1,534,332	1,537,414
Series 2530, Cl. FD, 0.73%, 2/15/32[1]	2,386,602	2,388,324
Series 2538, Cl. F, 0.83%, 12/15/32[1]	367,586	369,041
Series 2550, Cl. FI, 0.58%, 11/15/32[1]	1,380,569	1,375,901
Series 2551, Cl. FD, 0.63%, 1/15/33[1]	1,663,330	1,664,261
Series 2648, Cl. JE, 3%, 2/1/30	8,543,357	8,650,859
Series 2664, Cl. NA, 5.50%, 2/15/26	1,024,336	1,034,254
Series 2676, Cl. KY, 5%, 9/15/23	4,862,000	5,175,441
Series 2911, Cl. CU, 5%, 2/1/28	8,036,671	8,357,213
Series 3025, Cl. SJ, 23.907%, 8/15/35[1]	536,153	664,706
Series 3035, Cl. DM, 5.50%, 11/15/25	1,069,869	1,074,357
Series 3046, Cl. NA, 5.50%, 12/15/25	989,288	994,596
Series 3057, Cl. BL, 5.50%, 6/15/27	1,488,656	1,504,937
Series 3061, Cl. MB, 5.50%, 5/1/30	8,325,000	8,808,447
Series 3094, Cl. HS, 23.54%, 6/15/34[1]	1,352,712	1,625,681
Series 3099, Cl. PA, 5.50%, 9/15/25	3,583,773	3,645,210
Series 3134, Cl. FA, 0.53%, 3/15/36[1]	19,781,386	19,864,690
Series 3171, Cl. NE, 6%, 5/15/27	1,631,331	1,644,028
Series 3242, Cl. QA, 5.50%, 3/1/30	2,503,247	2,614,201
Series 3306, Cl. PA, 5.50%, 10/1/27	2,027,786	2,087,815
Series R013, Cl. AB, 6%, 12/1/21	5,312,749	5,536,983
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 9.619%, 2/1/28[4]	647,616	132,741
Series 205, Cl. IO, 8.235%, 9/1/29[4]	3,931,372	1,103,628
Series 206, Cl. IO, 10.93%, 12/1/29[4]	174,349	35,061
Series 2074, Cl. S, 51.973%, 7/17/28[4]	848,551	150,431
Series 2079, Cl. S, 64.089%, 7/17/28[4]	1,401,704	255,049
Series 224, Cl. IO, 0.756%, 3/1/33[4]	2,654,229	557,460
Series 243, Cl. 6, 2.092%, 12/15/32[4]	1,824,374	332,938
Series 2470, Cl. AS, 54.401%, 3/15/32[4]	1,164,028	183,691
Series 2493, Cl. S, 56.819%, 9/15/29[4]	1,043,164	148,085
Series 2526, Cl. SE, 38.619%, 6/15/29[4]	2,119,866	308,103
Series 2796, Cl. SD, 66.526%, 7/15/26[4]	431,254	80,935
Series 2819, Cl. S, 48.619%, 6/15/34[4]	17,761,096	2,453,168
Series 2835, Cl. BS, 38.449%, 12/15/28[4]	14,510,247	1,456,961
Series 2920, Cl. S, 70.215%, 1/15/35[4]	9,800,143	1,275,949
Series 3000, Cl. SE, 99.999%, 7/15/25[4]	10,790,283	1,147,911
Series 3045, Cl. DI, 35.988%, 10/15/35[4]	29,338,395	3,686,208
Series 3110, Cl. SL, 99.999%, 2/15/26[4]	1,621,646	165,468
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 9.387%, 12/1/31[3,5]	1,564,548	1,315,739
Series 219, Cl. PO, 8.578%, 3/1/32[5]	4,750,943	3,974,246
F3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20	$25,265,417	$26,543,824
4.50%, 4/1/40[6]	26,520,000	26,586,300
5%, 2/25/18-7/25/22	73,941,364	78,933,039
5%, 6/1/40[6]	4,280,000	4,383,657
5.50%, 11/1/21-8/1/36	124,095,140	131,700,905
5.50%, 4/1/25[6]	8,170,000	8,739,351
5.863%, 1/25/12	7,684,053	8,176,420
6%, 7/25/14-10/25/33	42,974,541	46,567,326
6%, 4/1/25[6]	6,971,000	7,512,340
6.50%, 6/25/17-1/1/34	41,810,687	45,715,895
7%, 7/25/13-2/25/36	26,379,726	29,444,616
7.50%, 2/25/27-8/25/33	28,652,560	32,402,091
8%, 6/25/17	1,347	1,501
8.50%, 7/1/32	211,207	239,170
9%, 8/25/19	10,125	11,739
9.50%, 11/25/21	9,037	10,074
10.50%, 12/25/14	20,816	22,692
11%, 11/25/15-8/13/19	493,592	553,747
11.25%, 3/10/16	55,259	62,336
11.50%, 8/8/19	87,712	97,688
12%, 1/25/16-8/25/16	130,868	145,244
12.50%, 8/25/15-12/25/15	47,868	52,204
13%, 9/8/15-8/25/26	133,884	143,711
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Pass-Through Certificates, Trust 2001-T6, Cl. B, 6.088%, 5/25/11	10,125,000	10,599,347
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18	64,641	71,732
Trust 1991-109, Cl. Z, 8.50%, 9/25/21	52,506	58,398
Trust 1992-34, Cl. G, 8%, 3/25/22	50,108	53,062
Trust 1997-16, Cl. PD, 7%, 3/18/27	3,583,809	3,978,441
Trust 1998-59, Cl. Z, 6.50%, 10/25/28	224,989	246,275
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	2,345,166	2,542,723
Trust 2001-69, Cl. PF, 1.246%, 12/25/31[1]	2,796,927	2,866,455
Trust 2002-12, Cl. PG, 6%, 3/25/17	10,021,321	10,804,355
Trust 2002-19, Cl. PE, 6%, 4/25/17	839,562	902,867
Trust 2002-29, Cl. F, 1.246%, 4/25/32[1]	1,382,295	1,416,809
Trust 2002-39, Cl. FD, 1.236%, 3/18/32[1]	1,763,815	1,815,568
Trust 2002-52, Cl. FD, 0.746%, 9/25/32[1]	1,470,426	1,475,764
Trust 2002-53, Cl. FY, 0.746%, 8/25/32[1]	1,757,181	1,760,510
Trust 2002-56, Cl. KW, 6%, 4/25/23	2,060,841	2,082,335
Trust 2002-64, Cl. FJ, 1.246%, 4/25/32[1]	425,999	436,489
Trust 2002-65, Cl. FB, 1.246%, 7/25/32[1]	2,679,965	2,746,239
Trust 2002-68, Cl. FH, 0.736%, 10/18/32[1]	832,859	835,398
F4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2002-74, Cl. KF, 0.596%, 3/25/17[1]	$319,656	$319,366
Trust 2002-77, Cl. TF, 1.236%, 12/18/32[1]	5,670,421	5,809,864
Trust 2002-82, Cl. FE, 1.246%, 12/25/32[1]	2,417,986	2,474,923
Trust 2002-9, Cl. PC, 6%, 3/25/17	3,389,828	3,655,108
Trust 2002-90, Cl. FJ, 0.746%, 9/25/32[1]	850,454	851,796
Trust 2002-90, Cl. FM, 0.746%, 9/25/32[1]	817,744	819,035
Trust 2003-111, Cl. HF, 0.646%, 5/25/30[1]	5,509,219	5,502,729
Trust 2003-116, Cl. FA, 0.646%, 11/25/33[1]	960,930	965,905
Trust 2003-130, Cl. CS, 13.608%, 12/25/33[1]	2,398,208	2,530,051
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	3,676,000	3,938,072
Trust 2003-21, Cl. FK, 0.646%, 3/25/33[1]	142,621	142,812
Trust 2003-26, Cl. XF, 0.696%, 3/25/23[1]	7,152,111	7,131,389
Trust 2003-45, Cl. AB, 3.75%, 5/1/33	5,072,838	5,178,266
Trust 2004-101, Cl. BG, 5%, 1/25/20	8,529,000	9,109,157
Trust 2004-72, Cl. FB, 0.746%, 9/25/34[1]	5,276,216	5,314,635
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	7,808,435	8,701,106
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	4,975,000	5,248,905
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	8,786,788	9,274,493
Trust 2005-117, Cl. LA, 5.50%, 12/25/27	6,524,227	6,627,938
Trust 2005-12, Cl. JC, 5%, 6/1/28	7,726,248	8,041,236
Trust 2005-45, Cl. XA, 0.586%, 6/25/35[1]	5,907,553	5,884,533
Trust 2005-67, Cl. BF, 0.596%, 8/25/35[1]	5,505,119	5,401,993
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	13,026,277	13,877,130
Trust 2005-85, Cl. FA, 0.596%, 10/25/35[1]	12,850,875	12,590,281
Trust 2006-110, Cl. PW, 5.50%, 5/25/28	5,881,329	6,080,560
Trust 2006-46, Cl. SW, 23.297%, 6/25/36[1]	2,135,438	2,626,755
Trust 2006-50, Cl. KS, 23.298%, 6/25/36[1]	2,344,480	2,832,572
Trust 2006-50, Cl. SK, 23.298%, 6/25/36[1]	426,892	520,222
Trust 2006-97, Cl. MA, 6%, 6/25/16	1,278,124	1,306,023
Trust 2009-37, Cl. HA, 4%, 4/1/19	13,483,057	14,058,635
Trust 2009-70, Cl. PA, 5%, 8/1/35	28,169,790	30,103,575
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Trust 2004-91, Cl. AH, 4.50%, 5/1/29	8,829,188	9,155,227
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 40.37%, 12/18/31[4]	1,975,323	362,283
Trust 2001-68, Cl. SC, 33.162%, 11/25/31[4]	1,783,233	281,444
Trust 2001-81, Cl. S, 38.057%, 1/25/32[4]	1,351,252	221,444
Trust 2002-28, Cl. SA, 40.116%, 4/25/32[4]	1,123,120	185,612
Trust 2002-38, Cl. SO, 59.237%, 4/25/32[4]	1,595,318	225,014
Trust 2002-39, Cl. SD, 44.45%, 3/18/32[4]	1,711,831	275,749
Trust 2002-48, Cl. S, 36.934%, 7/25/32[4]	1,838,832	298,925
Trust 2002-52, Cl. SD, 42.067%, 9/25/32[4]	1,470,426	237,647
Trust 2002-52, Cl. SL, 37.686%, 9/25/32[4]	1,172,791	195,906
Trust 2002-53, Cl. SK, 42.237%, 4/25/32[4]	998,819	131,231
F5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2002-56, Cl. SN, 39.457%, 7/25/32[4]	$2,497,445	$395,302
Trust 2002-60, Cl. SM, 50.227%, 8/25/32[4]	4,225,940	597,671
Trust 2002-77, Cl. IS, 52.01%, 12/18/32[4]	2,283,470	293,633
Trust 2002-77, Cl. SH, 45.663%, 12/18/32[4]	1,708,235	250,332
Trust 2002-9, Cl. MS, 36.157%, 3/25/32[4]	2,060,029	283,584
Trust 2003-33, Cl. IA, 4.505%, 5/25/33[4]	356,479	70,992
Trust 2003-33, Cl. SP, 55.504%, 5/25/33[4]	5,026,239	700,700
Trust 2003-38, Cl. SA, 45.464%, 3/25/23[4]	6,728,957	782,642
Trust 2003-4, Cl. S, 48.036%, 2/25/33[4]	3,004,632	420,122
Trust 2005-122, Cl. SD, 34.982%, 6/25/35[4]	12,736,174	1,637,527
Trust 2005-14, Cl. SE, 44.109%, 3/25/35[4]	14,549,350	1,337,896
Trust 2005-40, Cl. SA, 72.57%, 5/25/35[4]	5,767,369	795,728
Trust 2005-63, Cl. SA, 71.071%, 10/25/31[4]	6,355,623	894,540
Trust 2005-63, Cl. X, 39.834%, 10/25/31[4]	75,236	1,656
Trust 2005-71, Cl. SA, 74.162%, 8/25/25[4]	7,208,614	857,000
Trust 2005-87, Cl. SE, 48.08%, 10/25/35[4]	35,591,950	3,254,613
Trust 2005-87, Cl. SG, 89.95%, 10/25/35[4]	17,700,235	1,886,576
Trust 2006-51, Cl. SA, 63.179%, 6/25/36[4]	19,085,414	2,513,583
Trust 2006-60, Cl. DI, 41.955%, 4/25/35[4]	13,213,676	1,682,697
Trust 2009-106, Cl. SA, 24.152%, 1/25/40[4]	34,856,554	4,067,680
Trust 221, Cl. 2, 20.477%, 5/1/23[4]	2,635,742	552,923
Trust 254, Cl. 2, 18.417%, 1/1/24[4]	3,374,823	728,292
Trust 294, Cl. 2, 11.904%, 2/1/28[4]	3,811,195	988,283
Trust 301, Cl. 2, 0.674%, 4/1/29[4]	2,110,567	430,898
Trust 321, Cl. 2, 15.335%, 4/1/32[4]	11,702,050	2,740,555
Trust 324, Cl. 2, 0.29%, 7/1/32[4]	4,085,338	928,728
Trust 331, Cl. 10, 23.547%, 2/1/33[4]	5,158,681	1,023,992
Trust 331, Cl. 4, 5%, 2/1/33[4]	4,546,485	811,149
Trust 331, Cl. 5, 14.277%, 2/1/33[4]	6,773,730	1,196,156
Trust 331, Cl. 6, 6.64%, 2/1/33[4]	6,866,967	1,216,456
Trust 334, Cl. 10, 7.886%, 2/1/33[4]	2,614,415	460,298
Trust 339, Cl. 15, 14.063%, 7/1/33[4]	2,333,687	300,329
Trust 339, Cl. 7, 0%, 7/1/33[4,7]	5,358,298	962,070
Trust 351, Cl. 8, 5.947%, 4/1/34[4]	4,618,161	833,858
Trust 356, Cl. 10, 3.772%, 6/1/35[4]	3,941,194	735,057
Trust 356, Cl. 12, 2.119%, 2/1/35[3,4]	1,996,273	416,386
Trust 362, Cl. 12, 4.228%, 8/1/35[4]	8,947,063	1,557,426
Trust 362, Cl. 13, 4.255%, 8/1/35[4]	4,959,022	866,770
Trust 364, Cl. 15, 6.777%, 9/1/35[4]	3,294,770	562,094
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 327, Cl. 1, 9.769%, 9/1/32[3,5]	1,027,817	892,609
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 21.529%, 10/15/29[4]	37,034,947	243,179
Series 2001-3, Cl. IO, 20.18%, 5/15/31[4]	16,667,171	118,879
Series 2002-2, Cl. IO, 11.289%, 1/15/32[4]	43,496,139	257,053
F6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2002-3, Cl. IO, 20.084%, 8/15/32[4]	$59,606,111	$839,135
Series 2003-1, Cl. IO, 19.606%, 11/15/32[4]	87,957,241	792,310

		954,520,134

GNMA/Guaranteed—2.3%
Government National Mortgage Assn.:
4.50%, 4/1/40[6]	24,328,000	24,620,690
6.50%, 1/29/24	179,911	195,231
7%, 1/29/28-2/8/30	1,208,505	1,357,989
7.50%, 5/29/28-8/29/28	659,558	746,017
8%, 9/29/28	67,614	77,891
8.50%, 8/1/17-9/29/21	623,179	684,673
9.50%, 9/29/17	2,561	2,910
10.50%, 11/29/17-7/15/21	99,316	111,841
11%, 11/8/19	115,838	128,556
11.50%, 4/29/13-7/29/19	24,488	27,083
13%, 3/2/11-9/29/14	2,427	2,732
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29	10,331,094	11,694,909
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 50.755%, 7/16/28[4]	2,871,348	523,991
Series 1998-6, Cl. SA, 68.811%, 3/16/28[4]	1,757,390	292,258
Series 2001-21, Cl. SB, 81.677%, 1/16/27[4]	3,071,500	485,715

		40,952,486

Non-Agency—8.2%
Commercial—5.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2004-4, Cl. A3, 4.128%, 7/1/42	3,454,416	3,453,264
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-Through Certificates, Series 2003-J5, Cl. 2A1, 5%, 7/1/18	7,627,960	7,747,166
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.729%, 3/1/49[1]	2,340,000	2,457,845
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[1]	5,202,000	4,697,979
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	12,573,921	9,332,480
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39	6,750,000	6,951,153
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	6,505,000	6,451,132
F7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.786%, 5/25/35[1]	$5,953,187	$4,261,820
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	14,770,000	14,696,476
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	5,010,000	5,195,851
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4, 5.124%, 11/11/32	5,600,000	5,899,286
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12	7,520,000	7,670,545
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	5,065,721	4,373,385
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg. Asset-Backed Certificates, Series 2003-KEY1, Cl. A4, 5.236%, 11/1/35	8,400,000	8,866,783
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.829%, 2/1/37[1]	5,955,408	4,496,895
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,115,000	2,191,984

		98,744,044

Multifamily—1.0%
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35	2,676,095	2,530,181
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 2.801%, 2/1/35[1]	16,457,260	15,055,953

		17,586,134

Residential—1.6%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 1A1, 5.981%, 9/1/47[1]	6,255,026	4,475,131
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	264,750	263,823
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 3.106%, 12/25/34[1]	1,971,024	1,861,049
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 6.074%, 10/25/36[1]	12,712,840	11,197,056
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	763,503	716,732
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	8,729,988	5,300,543
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	3,718,328	2,394,412
F8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.999%, 9/1/34[1]	$1,633,322	$1,591,973

		27,800,719

Total Mortgage-Backed Obligations (Cost $1,092,497,740)		1,139,603,517

U.S. Government Obligations—11.3%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13	27,970,000	29,565,465
Federal Home Loan Mortgage Corp. Nts.:
2.50%, 4/23/14	15,190,000	15,328,624
2.875%, 2/9/15[8]	68,700,000	69,199,793
Federal National Mortgage Assn. Nts.:
2.625%, 11/20/14	55,070,000	55,133,275
3%, 9/16/14	8,275,000	8,435,982
4.375%, 10/15/15	13,972,000	14,926,288
5.375%, 7/15/16	7,399,000	8,243,194

Total U.S. Government Obligations (Cost $199,814,453)		200,832,621

Short-Term Notes—19.1%
Federal Home Loan Bank:
0.001%, 4/1/10	208,000,000	208,000,000
0.05%, 4/5/10	20,000,000	19,999,778
0.09%, 4/28/10	20,000,000	19,998,650
0.10%, 4/7/10	15,000,000	14,999,750
0.10%, 4/27/10	15,000,000	14,998,917
0.11%, 4/20/10	20,000,000	19,998,839
0.11%, 4/21/10	20,000,000	19,998,778
0.12%, 4/19/10	20,000,000	19,998,800

Total Short-Term Notes (Cost $337,993,512)		337,993,512
	Shares

Investment Company—5.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[9,10] (Cost $87,800,000)	87,800,000	87,800,000

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,801,809,513)		1,845,558,766

Investments Purchased with Cash Collateral from Securities Loaned—1.5%
OFI Liquid Assets Fund, LLC, 0.18%[9,10] (Cost $26,847,600)	26,847,600	26,847,600
Total Investments, at Value (Cost $1,828,657,113)	105.8%	1,872,406,366
Liabilities in Excess of Other Assets	(5.8)	(102,419,353)

Net Assets	100.0%	$1,769,987,013

F9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,668,989 or 0.55% of the Fund’s net assets as of March 31, 2010.

3.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,177,810. See Note 5 of accompanying Notes.

4.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $59,477,756 or 3.36% of the Fund’s net assets as of March 31, 2010.

5.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,182,594 or 0.35% of the Fund’s net assets as of March 31, 2010.

6.	When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See Note 1 of accompanying Notes.

7.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8.	Partial or fully-loaned security. See Note 6 of accompanying Notes.

9.	Rate shown is the 7-day yield as of March 31, 2010.

10.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2009	Additions	Reductions	March 31, 2010

OFI Liquid Assets Fund, LLC	22,320,000	218,631,000	214,103,400	26,847,600
Oppenheimer Institutional
Money Market Fund, Cl. E	82,900,000	6,150,000	1,250,000	87,800,000

	Value	Income

OFI Liquid Assets Fund, LLC	$26,847,600	$63,600	[a]
Oppenheimer Institutional Money
Market Fund, Cl. E	87,800,000	96,298

	$114,647,600	$159,898

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
F10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$79,329,116	$—	$79,329,116
Mortgage-Backed Obligations	—	1,139,603,517	—	1,139,603,517
U.S. Government Obligations	—	200,832,621	—	200,832,621
Short-Term Notes	—	337,993,512	—	337,993,512
Investment Company	87,800,000	—	—	87,800,000
Investments Purchased with Cash
Collateral from Securities Loaned	—	26,847,600	—	26,847,600

Total Investments, at Value	87,800,000	1,784,606,366	—	1,872,406,366
Other Financial Instruments:
Futures margins	710,609	—	—	710,609

Total Assets	$88,510,609	$1,784,606,366	$—	$1,873,116,975

Liabilities Table
Other Financial Instruments:
Futures margins	$(893,777)	$—	$—	$(893,777)

Total Liabilities	$(893,777)	$—	$—	$(893,777)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of March 31, 2010 are as follows:

		Number of	Expiration		Unrealized
Contract Description	Buy/Sell	Contracts	Date	Value	Appreciation

U.S. Long Bonds	Buy	492	6/21/10	$57,133,500	$197,515
U.S. Treasury Bonds, 10 yr.	Sell	633	6/21/10	73,586,250	124,839
U.S. Treasury Nts., 2 yr.	Buy	3,091	6/30/10	670,602,112	180,688
U.S. Treasury Nts., 5 yr.	Sell	1,894	6/30/10	217,514,063	220,246

					$723,288

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,714,009,513)	$1,757,758,766
Affiliated companies (cost $114,647,600)	114,647,600

1,872,406,366
Cash	1,017,586
Receivables and other assets:
Investments sold (including $40,045,856 sold on a when-issued or delayed delivery basis)	49,948,114
Interest, dividends and principal paydowns	7,282,741
Shares of beneficial interest sold	2,561,032
Futures margins	710,609
Other	161,907

Total assets	1,934,088,355

Liabilities
Return of collateral for securities loaned	26,847,600
Payables and other liabilities:
Investments purchased (including $111,995,440 purchased on a when-issued or delayed delivery basis)	128,390,093
Shares of beneficial interest redeemed	6,221,554
Futures margins	893,777
Distribution and service plan fees	863,951
Dividends	502,089
Transfer and shareholder servicing agent fees	193,188
Shareholder communications	110,694
Trustees’ compensation	37,207
Other	41,189

Total liabilities	164,101,342

Net Assets	$1,769,987,013

F12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Composition of Net Assets
Par value of shares of beneficial interest	$191,014
Additional paid-in capital	1,938,470,018
Accumulated net investment income	626,352
Accumulated net realized loss on investments	(213,772,912)
Net unrealized appreciation on investments	44,472,541

Net Assets	$1,769,987,013

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $989,973,957 and 106,779,476 shares of beneficial interest outstanding)	$9.27
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$9.61
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,846,135 and 8,290,798 shares of beneficial interest outstanding)	$9.27
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $336,006,995 and 36,312,274 shares of beneficial interest outstanding)	$9.25
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,691,218 and 4,501,072 shares of beneficial interest outstanding)	$9.26
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $325,468,708 and 35,130,460 shares of beneficial interest outstanding)	$9.26
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2010

Investment Income
Interest	$40,481,694
Fee income on when-issued securities	639,750
Dividends from affiliated companies	96,298
Income from investment of securities lending cash collateral, net-affiliated companies	63,600

Total investment income	41,281,342

Expenses
Management fees	3,564,963
Distribution and service plan fees:
Class A	1,197,109
Class B	391,393
Class C	1,578,845
Class N	97,130
Transfer and shareholder servicing agent fees:
Class A	770,514
Class B	152,073
Class C	231,771
Class N	52,077
Class Y	102,186
Shareholder communications:
Class A	69,182
Class B	16,684
Class C	20,571
Class N	2,696
Class Y	21,484
Trustees’ compensation	36,848
Custodian fees and expenses	6,785
Accounting service fees	6,000
Other	172,224

Total expenses	8,490,535
Less waivers and reimbursements of expenses	(1,313,777)

Net expenses	7,176,758

Net Investment Income	34,104,584
F14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiated companies	$9,414,059
Closing and expiration of futures contracts	(4,236,390)

Net realized gain	5,177,669
Net change in unrealized appreciation/depreciation on:
Investments	12,020,059
Futures contracts	1,669,137

Net change in unrealized appreciation/depreciation	13,689,196

Net Increase in Net Assets Resulting from Operations	$52,971,449

See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$34,104,584	$87,457,006
Net realized gain (loss)	5,177,669	(153,185,443)
Net change in unrealized appreciation/depreciation	13,689,196	63,593,655

Net increase (decrease) in net assets resulting from operations	52,971,449	(2,134,782)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(20,054,912)	(14,148,683)
Class B	(1,312,802)	(1,151,840)
Class C	(5,268,921)	(3,582,720)
Class N	(767,794)	(563,157)
Class Y	(6,700,155)	(5,930,172)

	(34,104,584)	(25,376,572)
Tax return of capital distribution from net investment income:
Class A	—	(34,612,888)
Class B	—	(2,817,825)
Class C	—	(8,764,651)
Class N	—	(1,377,689)
Class Y	—	(14,507,385)

	—	(62,080,438)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	11,581,648	(82,104,063)
Class B	(6,279,203)	(30,862,685)
Class C	34,242,668	7,288,294
Class N	1,448,630	(6,223,640)
Class Y	28,977,923	(204,196,844)

	69,971,666	(316,098,938)

Net Assets
Total increase (decrease)	88,838,531	(405,690,730)
Beginning of period	1,681,148,482	2,086,839,212

End of period (including accumulated net investment income of $626,352 and $626,352, respectively)	$1,769,987,013	$1,681,148,482

See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.17	$9.52	$9.98	$9.96	$10.00	$10.17

Income (loss) from investment operations:
Net investment income[1]	.19	.45	.48	.45	.41	.31
Net realized and unrealized gain (loss)	.10	(.35)	(.46)	.06	(.04)	(.16)

Total from investment operations	.29	.10	.02	.51	.37	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.13)	(.40)	(.49)	(.41)	(.32)
Tax return of capital distribution from net investment income	—	(.32)	(.08)	—	—	—

Total dividends and/or distributions to shareholders	(.19)	(.45)	(.48)	(.49)	(.41)	(.32)

Net asset value, end of period	$9.27	$9.17	$9.52	$9.98	$9.96	$10.00

Total Return, at Net Asset Value[2]	3.17%	1.23%	0.12%	5.25%	3.78%	1.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$989,974	$967,621	$1,095,337	$1,175,824	$1,059,629	$1,149,202

Average net assets (in thousands)	$982,659	$979,498	$1,140,210	$1,088,598	$1,110,174	$1,171,442

Ratios to average net assets:[3]
Net investment income	4.09%	4.98%	4.83%	4.54%	4.12%	3.11%
Total expenses	0.86%[4]	0.91%[4]	0.88%	0.87%	0.89%	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

Portfolio turnover rate[5]	21%	59%	51%	88%	109%	101%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	0.86%
Year Ended September 30, 2009	0.91%
5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$638,218,796	$684,181,762
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.17	$9.52	$9.97	$9.96	$10.00	$10.17

Income (loss) from investment operations:
Net investment income[1]	.15	.38	.40	.38	.33	.24
Net realized and unrealized gain (loss)	.10	(.35)	(.45)	.05	(.04)	(.17)

Total from investment operations	.25	.03	(.05)	.43	.29	.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.11)	(.34)	(.42)	(.33)	(.24)
Tax return of capital distribution from net investment income	—	(.27)	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.15)	(.38)	(.40)	(.42)	(.33)	(.24)

Net asset value, end of period	$9.27	$9.17	$9.52	$9.97	$9.96	$10.00

Total Return, at Net Asset Value[2]	2.79%	0.49%	(0.52)%	4.37%	3.01%	0.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,846	$82,254	$118,373	$194,616	$251,726	$344,928

Average net assets (in thousands)	$78,598	$93,543	$153,665	$217,928	$292,613	$412,054

Ratios to average net assets:[3]
Net investment income	3.35%	4.24%	4.07%	3.79%	3.35%	2.34%
Total expenses	1.87%[4]	1.85%[4]	1.72%	1.70%	1.72%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%

Portfolio turnover rate[5]	21%	59%	51%	88%	109%	101%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.87%
Year Ended September 30, 2009	1.85%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$638,218,796	$684,181,762
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.15	$9.50	$9.96	$9.94	$9.98	$10.15

Income (loss) from investment operations:
Net investment income[1]	.15	.38	.40	.38	.33	.24
Net realized and unrealized gain (loss)	.10	(.35)	(.46)	.05	(.04)	(.17)

Total from investment operations	.25	.03	(.06)	.43	.29	.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.11)	(.34)	(.41)	(.33)	(.24)
Tax return of capital distribution from net investment income	—	(.27)	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.15)	(.38)	(.40)	(.41)	(.33)	(.24)

Net asset value, end of period	$9.25	$9.15	$9.50	$9.96	$9.94	$9.98

Total Return, at Net Asset Value[2]	2.79%	0.48%	(0.64)%	4.47%	3.01%	0.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$336,007	$298,356	$303,991	$298,029	$317,063	$386,310

Average net assets (in thousands)	$317,162	$291,571	$298,257	$294,915	$345,520	$432,392

Ratios to average net assets:[3]
Net investment income	3.33%	4.23%	4.09%	3.79%	3.36%	2.35%
Total expenses	1.60%[4]	1.61%[4]	1.59%	1.61%	1.62%	1.60%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%

Portfolio turnover rate[5]	21%	59%	51%	88%	109%	101%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.60%
Year Ended September 30, 2009	1.61%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$638,218,796	$684,181,762
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.16	$9.51	$9.97	$9.95	$9.99	$10.16

Income (loss) from investment operations:
Net investment income[1]	.18	.42	.45	.43	.38	.29
Net realized and unrealized gain (loss)	.10	(.35)	(.46)	.05	(.04)	(.17)

Total from investment operations	.28	.07	(.01)	.48	.34	.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.12)	(.38)	(.46)	(.38)	(.29)
Tax return of capital distribution from net investment income	—	(.30)	(.07)	—	—	—

Total dividends and/or distributions to shareholders	(.18)	(.42)	(.45)	(.46)	(.38)	(.29)

Net asset value, end of period	$9.26	$9.16	$9.51	$9.97	$9.95	$9.99

Total Return, at Net Asset Value[2]	3.04%	0.98%	(0.14)%	4.99%	3.52%	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,691	$39,800	$47,945	$52,865	$47,868	$50,592

Average net assets (in thousands)	$40,092	$41,038	$51,013	$50,753	$48,350	$50,758

Ratios to average net assets:[3]
Net investment income	3.84%	4.73%	4.58%	4.29%	3.86%	2.86%
Total expenses	1.20%[4]	1.24%[4]	1.24%	1.25%	1.27%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate[5]	21%	59%	51%	88%	109%	101%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.20%
Year Ended September 30, 2009	1.24%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$638,218,796	$684,181,762
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Six Months
	Ended
	March 31, 2010					Year Ended September 30,
Class Y	(Unaudited)		2009		2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.16		$9.51		$9.97	$9.95	$10.00	$10.17

Income (loss) from investment operations:
Net investment income[1]	.20		.47		.50	.48	.44	.34
Net realized and unrealized gain (loss)	.10		(.35)		(.46)	.05	(.06)	(.17)

Total from investment operations	.30		.12		.04	.53	.38	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)		(.14)		(.42)	(.51)	(.43)	(.34)
Tax return of capital distribution from net investment income	—		(.33)		(.08)	—	—	—

Total dividends and/or distributions to shareholders	(.20)		(.47)		(.50)	(.51)	(.43)	(.34)

Net asset value, end of period	$9.26		$9.16		$9.51	$9.97	$9.95	$10.00

Total Return, at Net Asset Value[2]	3.30%		1.49%		0.36%	5.50%	3.93%	1.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$325,469		$293,117		$521,193	$376,782	$163,283	$83,822

Average net assets (in thousands)	$309,994		$389,120		$463,627	$232,039	$121,899	$84,227

Ratios to average net assets:[3]
Net investment income	4.33%		5.25%		5.10%	4.82%	4.43%	3.35%
Total expenses	0.52	% [4]	0.58	% [4]	0.54%	0.55%	0.59%	0.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%		0.45%		0.45%	0.45%	0.44%	0.45%

Portfolio turnover rate[5]	21%		59%		51%	88%	109%	101%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	0.52%
Year Ended September 30, 2009	0.58%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2010	$638,218,796	$684,181,762
Year Ended September 30, 2009	$2,313,735,068	$2,259,491,453
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited-Term Government Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current return and safety of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
F22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of
F23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$111,995,440
Sold securities	40,045,856
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share.
F24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of March 31, 2010, there were no restrictions on the Fund’s ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $86,921,114 and unused capital loss carryforwards as follows:

Expiring

2011	$16,833,987
2013	37,778,579
2014	18,093,354
2015	26,097,191
2016	12,640,219
2017	21,325,466

Total	$132,768,796

F25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $214,512,241 expiring by 2019. This estimated capital loss carry-forward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $5,177,669 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,828,907,015
Federal tax cost of other investments	435,912,012

Total federal tax cost	$2,264,819,027

Gross unrealized appreciation	$64,652,677
Gross unrealized depreciation	(20,430,038)

Net unrealized appreciation	$44,222,639

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	18,721,138	$172,936,299	52,871,757	$476,875,683
Dividends and/or
distributions reinvested	1,895,975	17,518,358	4,672,856	41,809,349
Redeemed	(19,371,378)	(178,873,009)	(67,071,955)	(600,789,095)

Net increase (decrease)	1,245,735	$11,581,648	(9,527,342)	$(82,104,063)

Class B
Sold	1,569,094	$14,494,566	4,068,571	$36,680,874
Dividends and/or
distributions reinvested	130,853	1,208,938	406,706	3,634,233
Redeemed	(2,382,609)	(21,982,707)	(7,940,034)	(71,177,792)

Net decrease	(682,662)	$(6,279,203)	(3,464,757)	$(30,862,685)

Class C
Sold	8,389,209	$77,380,609	14,791,624	$133,505,553
Dividends and/or
distributions reinvested	485,872	4,482,385	1,143,702	10,210,294
Redeemed	(5,166,192)	(47,620,326)	(15,327,713)	(136,427,553)

Net increase	3,708,889	$34,242,668	607,613	$7,288,294

Class N
Sold	888,218	$8,194,668	1,581,894	$14,247,416
Dividends and/or
distributions reinvested	75,145	693,716	196,334	1,754,617
Redeemed	(807,191)	(7,439,754)	(2,474,443)	(22,225,673)

Net increase (decrease)	156,172	$1,448,630	(696,215)	$(6,223,640)

Class Y
Sold	4,824,914	$44,541,682	10,418,727	$93,560,003
Dividends and/or
distributions reinvested	717,603	6,628,650	2,223,284	19,852,637
Redeemed	(2,403,793)	(22,192,409)	(35,439,549)	(317,609,484)

Net increase (decrease)	3,138,724	$28,977,923	(22,797,538)	$(204,196,844)

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to
F28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities.
     As of March 31, 2010, ReFlow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$106,877,538	$156,350,087
U.S. government and government agency obligations	132,744,272	138,664,523
To Be Announced (TBA) mortgage-related securities	638,218,796	684,181,762
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $1,369,722 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
F29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class C	$20,038,995
Class N	1,858,401
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$203,529	$426	$63,568	$22,172	$1,549
F30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the Fund’s “Total Expenses” for all classes of shares so that the “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the six months ended March 31, 2010, the Manager reimbursed the Fund $735,858, $132,807, $224,767, $48,837 and $99,348 for Class A, Class B, Class C, Class N and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$29,353
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2010, the Manager waived $42,807 for IMMF management fees.
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
F31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5.	Risk Exposures and the Use of Derivative Instruments Continued

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the
F32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of March 31, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	$710,609	*	Futures margins	$893,777	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives Not Accounted for as	Closing and expiration
Hedging Instruments	of futures contracts

Interest rate contracts	$(4,236,390)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives Not Accounted for as
Hedging Instruments	Futures contracts

Interest rate contracts	$1,669,137
F33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund
F34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2010, the Fund had on loan securities valued at $26,336,908. Collateral of $26,847,600 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
F35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited-Term Government Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	05/11/2010